Income tax and tax loss carryforwards, Reconciliation for income tax based on statutory rate (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation between provision for income tax based on statutory income tax rate and provision recorded [Abstract]
Loss before taxes	$ (28,688)	$ (269,197)	$ (422,490)
Income tax	8,606	80,759	126,747
Increase (decrease) from [Abstract]
Difference in depreciation and amortization	(46,472)	135,332	(86,033)
Revaluation surplus	(18,051)	(88,112)	94,331
Materials and supplies	3,418	13	3,625
Inflationary and currency exchange effects on monetary assets and liabilities, net	15,663	(11,643)	(4,035)
Tax losses amortization	265,090	60,032	82,145
Provisions and allowance for doubtful accounts	(165,542)	(97,628)	(178,276)
Difference between the tax and book value for the sale of assets	(7,277)	(35,950)	(14,276)
Difference between the tax and book value for the sale of shares of subsidiaries	0	0	(104)
Non-deductible expenses	(25,844)	(21,660)	(4,790)
Income tax (agreement)	$ 29,591	$ 21,143	$ 19,334